Equity - Genmab Investment (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Cash received from issuance of shares		€ 867,717
Genmab Investment
Disclosure of classes of share capital [line items]
Notional value per share			€ 1
Aggregate cash consideration			€ 20,000
Cash received from issuance of shares		€ 19,983,655	€ 16,345
Series B | Genmab Investment
Disclosure of classes of share capital [line items]
Capital Investment	2,175,157